PRIVATE PLACEMENT (Details) - USD ($)		1 Months Ended	9 Months Ended
	Mar. 09, 2021	Dec. 31, 2020	Sep. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Warrants exercisable to purchase Class A ordinary shares			19,300,000
Aggregate purchase price			$ 11,700,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Warrants exercisable to purchase Class A ordinary shares		7,800,000
Price of warrants		$ 1.50
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Warrants exercisable to purchase Class A ordinary shares	7,800,000	7,800,000	7,800,000
Price of warrants	$ 1.50	$ 1.50	$ 1.50
Aggregate purchase price	$ 11,700,000	$ 11,700,000	$ 11,700,000
Number of shares per warrant		1	1
Exercise price of warrant		$ 11.50	$ 11.50